NON-STATUTORY STOCK OPTIONS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Options outstanding	147,200,000	42,000,000	5,000,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 2,780,000	$ 340,707